UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21449

Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Municipal High Income Opportunity Fund (NMZ)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 113.7% (100.0% of Total Investments)

	MUNICIPAL BONDS – 112.4% (98.8% of Total Investments)

	National – 0.2% (0.1% of Total Investments)
$ 1,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool,	No Opt. Call	Ba1	$ 999,980
	Series 2005A-4, 5.125%, 6/30/50 (Mandatory put 9/30/15) (Alternative Minimum Tax)
	Alabama – 1.3% (1.1% of Total Investments)
1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green	8/20 at 100.00	N/R	921,310
	Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30 (4)
1,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber	1/15 at 100.00	B3	1,003,030
	Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)
1,845	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 101.00	N/R (5)	2,061,142
	(Pre-refunded 2/01/17)
2,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	10/14 at 100.00	AA–	2,000,280
	4/01/22 – NPFG Insured
1,000	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/24 –	4/15 at 100.00	AA–	994,260
	NPFG Insured
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/15 at 100.00	BBB	1,004,700
	Series 2004A, 5.000%, 1/01/24
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C, 0.000%,	10/23 at 105.00	AA	636,630
	10/01/38 – AGM Insured
8,845	Total Alabama			8,621,352
	Arizona – 5.0% (4.4% of Total Investments)
1,420	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	1,707,096
	Option Bond Trust 3256, 18.014%, 1/01/29 (IF) (6)
1,760	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	2,269,555
	Option Bond Trust 4695, 19.344%, 1/01/32 (IF) (6)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	1,049,180
	Bonds, Series 2007, 6.200%, 7/15/32
284	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	1/15 at 100.00	N/R	284,744
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
790	7.250%, 11/01/23	11/16 at 100.00	N/R	806,487
1,715	7.500%, 11/01/33	11/16 at 100.00	N/R	1,752,919
3,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A+	3,565,200
	Project, Tender Option Bond Trust 1086, 17.362%, 6/01/42 (IF) (6)
30	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Choice	No Opt. Call	N/R	30,562
	Education and Development, Series 2006, 6.000%, 6/01/16
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert	5/24 at 100.00	N/R	1,014,530
	Heights Charter School, Series 2014, 7.250%, 5/01/44
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	550,886
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
2,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San	2/24 at 100.00	N/R	2,048,820
	Tan Montessori School Project, Series 2014A , 9.000%, 2/01/44
485	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy	7/19 at 100.00	N/R	550,475
	Traditional School Project, Series 2009, 8.500%, 7/01/39
2,250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, American	7/17 at 100.00	BB	1,949,108
	Charter School Foundation, Series 2007A, 5.625%, 7/01/38
2,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	B	2,431,900
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
1,320	6.000%, 6/01/40	6/19 at 100.00	BB+	1,346,440
500	6.100%, 6/01/45	6/19 at 100.00	BB+	511,050
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/14 at 100.00	BBB–	1,150,621
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
3,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	3,362,499
	2008, 7.000%, 12/01/27
2,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds,	5/22 at 100.00	B	2,258,560
	Series 2012A, 9.750%, 5/01/25
2,500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	A–	2,753,925
	Prepay Contract Obligations, Series 2007, 5.500%, 12/01/37
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BB+	1,001,110
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	894,900
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
31,829	Total Arizona			33,290,567
	California – 16.8% (14.8% of Total Investments)
1,470	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	No Opt. Call	AA	2,374,859
	Option Bond Trust 2985, 17.836%, 4/01/16 (IF)
1,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower	4/21 at 100.00	N/R	1,111,230
	Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31
2,205	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	B–	1,724,508
	County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital
	and Clinics, Tender Option Bond Trust 3267:
1,250	19.080%, 5/15/31 (IF) (6)	11/21 at 100.00	AA	1,847,600
1,875	20.070%, 11/15/40 (IF) (6)	11/21 at 100.00	AA	2,938,425
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
250	18.363%, 8/15/41 (IF) (6)	8/22 at 100.00	AA	332,800
1,000	18.358%, 8/15/41 (IF) (6)	8/22 at 100.00	AA	1,331,100
1,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable	8/24 at 100.00	N/R	1,045,765
	Housing Inc. Projects, Series 2014B, 5.875%, 8/15/49
1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	N/R	1,080,340
	Series 2010B, 7.250%, 8/15/45
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	AA	1,197,480
	2009, 8.500%, 11/01/39
1,985	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning	6/20 at 102.00	N/R	2,095,088
	Corporation, Series 2012A, 7.000%, 6/01/47
3,425	California State University, Systemwide Revenue Bonds, Tender Option Bond Trust 4696, 17.531%,	5/15 at 100.00	Aa2	3,821,992
	11/01/35 – AMBAC Insured (IF) (6)
1,300	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.650%, 3/01/18 –	No Opt. Call	AA	2,086,188
	AGM Insured (IF)
1,000	California Statewide Communities Development Authority, Community Facilities District 2012-01,	9/23 at 100.00	N/R	1,028,620
	Fancher Creek, Special Tax Bonds, Series 2013A, 5.700%, 9/01/43
520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	558,277
	of the West, Series 2010, 6.250%, 10/01/39
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	D	14,200
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)
1,690	California Statewide Communities Development Authority, Statewide Community Infrastructure	9/21 at 100.00	N/R	1,798,498
	Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41
500	California Statewide Community Development Authority, Revenue Bonds, California Baptist	11/21 at 100.00	N/R	580,790
	University, Series 2011A, 7.500%, 11/01/41
2,810	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/16 at 100.00	N/R	2,869,628
	2004A, 7.750%, 3/01/34
2,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	2,264,220
	Series 2007C, 5.750%, 7/01/47 – FGIC Insured
515	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	644,991
	Option Bond Trust 3048, 17.545%, 11/15/38 (IF)
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender
	Option Bond Trust 3102:
745	17.696%, 11/15/38 (IF) (6)	5/18 at 100.00	AA–	934,401
1,000	18.772%, 11/15/48 (IF) (6)	5/18 at 100.00	AA–	1,274,520
1,915	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/17 at 100.00	N/R	1,940,182
	Franciscan Mobile Home Park Project, Refunding Third Tier Series 2007C, 6.500%, 12/15/47
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/17 at 100.00	A	2,037,440
	Franciscan Mobile Home Park, Refunding Series 2007A, 5.000%, 12/15/37
1,340	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007,	9/15 at 102.00	N/R	1,355,571
	5.250%, 9/01/37
500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	9/14 at 100.00	A+	527,400
	Redevelopment Project, Tender Option Bonds Trust 1013, 18.608%, 9/01/32 – AMBAC Insured (IF) (6)
1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North,	9/14 at 102.00	N/R	1,020,980
	Series 2006, 5.000%, 9/01/26
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/15 at 100.00	AA–	3,007,650
	1995A, 5.000%, 1/01/35 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
250	17.481%, 6/01/38 – FGIC Insured (IF) (6)	6/15 at 100.00	A1	274,010
750	17.481%, 6/01/45 (IF) (6)	6/15 at 100.00	A1	810,240
1,000	17.460%, 6/01/45 (IF) (6)	6/15 at 100.00	A1	1,080,210
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA+	1,092,990
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 17.843%, 6/01/45 – AMBAC
	Insured (IF)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
6,250	5.000%, 6/01/33	6/17 at 100.00	B	5,035,063
9,035	5.750%, 6/01/47	6/17 at 100.00	B	7,269,651
2,140	5.125%, 6/01/47	6/17 at 100.00	B	1,581,824
2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	1,987,675
	Bonds, Series 2007A-2, 5.300%, 6/01/37
1,500	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	Aa2	2,556,900
	3253, 22.544%, 1/15/19 (IF) (6)
1,000	Hemet Unified School District Community Facilities District 2005-3, Riverside County,	9/14 at 100.00	N/R	1,000,620
	California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	N/R	1,000,480
1,000	5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	N/R	966,320
1,170	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/15 at 100.00	N/R	1,186,661
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
145	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	No Opt. Call	BBB	167,449
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39
190	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	N/R (5)	241,676
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)
550	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003,	12/14 at 100.00	N/R	552,387
	6.000%, 6/01/35
500	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B,	9/23 at 100.00	N/R	534,350
	5.250%, 9/01/32
1,000	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,156,000
	2007A, 5.500%, 11/15/37
850	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	1,086,725
	Lease Revenue Bonds, Community Development Properties Los Angeles County Inc., Tender Option
	Bond Trust Series 2011-23B, 18.269%, 9/01/42 (IF) (6)
1,825	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	2,529,742
	Airport, Tender Option Bond Trust 10-27B, 18.046%, 5/15/40 (IF) (6)
1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	1,214,710
	2011A, 7.000%, 9/01/31
	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment
	Project Tax Allocation Revenue Bonds, Series 2011A:
1,000	7.000%, 8/01/26	8/21 at 100.00	A–	1,200,510
1,500	7.500%, 8/01/41	8/21 at 100.00	A–	1,764,705
470	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/14 at 100.00	N/R	476,679
	Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37
3,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	3,915,960
	2009B, 6.500%, 11/01/39
500	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	622,040
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	377,820
	Project, Series 2011, 6.750%, 9/01/40
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010:
625	5.250%, 11/01/21	11/20 at 100.00	Ba1	666,719
1,000	6.000%, 11/01/41	11/20 at 100.00	Ba1	1,030,300
250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683,	8/17 at 100.00	AA–	288,820
	17.878%, 8/01/37 – NPFG Insured (IF) (6)
1,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	1,086,020
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
733	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B,	11/15 at 104.00	N/R	182,957
	8.000%, 11/01/18 (4)
1,000	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/14 at 100.00	BBB	1,000,870
	Projects, Series 2004, 5.000%, 10/01/35 – SYNCORA GTY Insured
1,200	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	1,441,452
	Area, Series 2011B, 6.750%, 10/01/30
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program
	Facilities Projects, Tender Option Bond Trust 4698:
750	18.675%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	1,318,080
2,015	18.466%, 12/01/33 – AMBAC Insured (IF) (6)	No Opt. Call	A+	3,452,098
2,500	San Bernardino Community College District, California, General Obligation Bonds, Tender Option	8/16 at 100.00	AA	3,173,800
	Bond Trust 11780, 17.636%, 2/01/27 – AGM Insured (IF)
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
960	8.000%, 12/01/26	12/21 at 100.00	BB	1,174,531
1,000	8.000%, 12/01/31	12/21 at 100.00	BB	1,202,950
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	985,370
	Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured
1,000	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 3923, 17.576%, 9/01/31 –	3/17 at 100.00	AA	1,132,360
	AMBAC Insured (IF) (6)
1,000	Santa Margarita Water District, California, Special tax Bonds, Community Facilities District	9/23 at 100.00	N/R	1,076,130
	2013-1 Village of Sendero, Series 2013, 5.625%, 9/01/43
1,000	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	1,190,700
	Allocation Bonds, Series 2011A, 7.000%, 8/01/41
1,000	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 102.00	N/R	993,830
	District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26
1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	8/14 at 100.00	AA–	1,000,760
	Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured
1,890	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	1,482,440
	Bonds, Series 2005A-1, 5.500%, 6/01/45
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project	9/21 at 100.00	BBB+	771,245
	Area, Series 2011A, 7.650%, 9/01/42
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2013-24U, 18.170%,	5/23 at 100.00	AA	1,827,000
	5/15/39 (IF) (6)
107,593	Total California			113,006,572
	Colorado – 7.7% (6.7% of Total Investments)
1,000	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R	997,860
1,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	818,160
2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	2,043,220
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
2,000	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to	10/17 at 100.00	N/R	1,986,240
	Unlimited Tax, Series 2012, 6.000%, 12/01/22
750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	7/18 at 100.00	BB	771,128
	Community Leadership Academy Project, Series 2008, 6.250%, 7/01/28
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/16 at 101.00	N/R	910,050
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
1,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain	10/22 at 100.00	N/R	1,474,455
	Phoenix Community School, Series 2012, 7.000%, 10/01/42
200	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview	7/24 at 100.00	BB+	203,062
	Academy Project, Series 2014, 5.375%, 7/01/44
1,895	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BBB–	1,920,260
	Academy, Series 2007A, 5.700%, 5/01/37
1,860	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R	1,923,928
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the	2/24 at 100.00	N/R	2,901,375
	Midwest Obligated Group, Series 2013, 8.000%, 8/01/43
1,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences	6/22 at 100.00	N/R	1,416,272
	Project, Series 2012, 6.750%, 6/01/32
1,285	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series	12/22 at 100.00	A–	1,410,557
	2012, 5.000%, 12/01/32 (UB) (6)
750	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA–	1,087,440
	Leavenworth Health Services Corporation, Tender Option Bond Trust 3702, 18.896%,
	1/01/18 (IF) (6)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,019,520
	Society, Series 2006, 5.250%, 6/01/36
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
921	5.000%, 9/01/16 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	793,465
5,045	6.750%, 4/01/27 (Alternative Minimum Tax)	4/17 at 100.00	N/R	4,956,965
2,395	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	2,375,465
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax)
2,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation	12/22 at 100.00	N/R	2,088,900
	Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured
	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.400%, 12/01/27	12/17 at 100.00	N/R	830,710
1,500	5.450%, 12/01/34	12/17 at 100.00	N/R	1,166,040
1,000	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines	10/17 at 100.00	B	1,021,400
	Corporation, Series 2007A, 5.250%, 10/01/32 (Alternative Minimum Tax)
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA–	1,189,700
	NPFG Insured
1,049	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment	3/20 at 100.00	N/R	1,139,707
	Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40
1,996	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds,	12/19 at 100.00	N/R	2,074,521
	Series 2009A-1, 9.000%, 8/01/39
1,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax,	12/17 at 100.00	N/R	995,230
	Series 2007A, 5.500%, 12/01/37
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	1/18 at 100.00	N/R	3,273,190
	Series 2007, 6.750%, 1/01/34
5	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	N/R	4,890
	2007, 5.250%, 12/01/36 – RAAI Insured
	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds,
	Series 2007:
1,000	5.500%, 12/01/27	12/16 at 100.00	N/R	950,060
1,000	5.625%, 12/01/37	12/16 at 100.00	N/R	920,130
500	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	N/R	502,895
	2007, 5.000%, 12/01/27 – RAAI Insured
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
1,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	1,152,160
1,000	6.000%, 1/15/41	7/20 at 100.00	Baa3	1,108,670
1,440	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	12/17 at 100.00	N/R	1,331,352
	Refunding Series 2007, 5.375%, 12/01/21
3,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax	12/17 at 100.00	N/R	771,600
	Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (8)
1,815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	1,939,836
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
54,401	Total Colorado			51,470,413
	Connecticut – 1.1% (1.0% of Total Investments)
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,908,575
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
4,716	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	2,355,245
	2013A, 6.050%, 7/01/31
1,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public	1/15 at 100.00	B	992,960
	Improvement Bonds, Series 2003, 5.250%, 1/01/33
1,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R	1,082,670
	2011aA, 7.000%, 4/01/41
9,216	Total Connecticut			7,339,450
	District of Columbia – 1.2% (1.1% of Total Investments)
225	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	250,308
	Series 2001, 6.500%, 5/15/33
1,000	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy,	11/20 at 100.00	BBB–	1,150,830
	Series 2011, 7.500%, 11/15/31
2,500	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006,	4/21 at 100.00	BBB+	3,722,700
	23.453%, 10/01/37 (IF) (6)
250	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BBB+	286,438
9,400	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Second	No Opt. Call	BBB+	2,697,518
	Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/38 – AGC Insured
13,375	Total District of Columbia			8,107,794
	Florida – 13.8% (12.2% of Total Investments)
1,500	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces	No Opt. Call	N/R	1,722,270
	at Bonita Springs Project, Series 2011A, 8.125%, 11/15/46
905	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	834,338
	Bonds, Series 2006A, 5.125%, 5/01/38
1,955	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/22 at 100.00	N/R	2,041,878
	2012, 6.700%, 5/01/42
1,505	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005,	5/15 at 101.00	N/R	1,511,607
	5.300%, 5/01/35
950	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	1,007,181
	Series 2008A, 7.000%, 5/01/37
905	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1	11/24 at 100.00	N/R	980,124
	Project, Series 2013A, 6.125%, 11/01/33
980	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	993,220
	Refunding Series 2013, 5.125%, 5/01/43
2,700	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project,	11/19 at 100.00	BB+	2,990,221
	Series 2009, 6.500%, 11/01/29
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	Ba3	711,746
	11/01/20 (Alternative Minimum Tax)
1,435	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects	8/14 at 100.00	AA–	1,421,855
	Loan Program, Series 2001F-1, 5.000%, 10/01/31 – NPFG Insured
2,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue	5/24 at 100.00	N/R	2,136,840
	Bonds, Arlington of Naples Project, Series 2014A, 7.750%, 5/15/35
980	Copperstone Community Development District, Manatee County, Florida, Capital Improvement	5/17 at 100.00	N/R	983,528
	Revenue Bonds, Series 2007, 5.200%, 5/01/38
1,910	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment	5/16 at 100.00	N/R	1,929,310
	Revenue Bonds, Series 2006, 5.550%, 5/01/37
900	Fishhawk Community Development District IV, Hillsborough County, Florida, Special Assessment	5/23 at 100.00	N/R	963,927
	Revenue Bonds, Series 2013A, 7.000%, 5/01/33
1,850	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral	7/24 at 100.00	N/R	1,851,203
	Charter Elementary School Project, Series 2014A, 6.500%, 7/01/44 (WI/DD, Settling 8/05/14)
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	9/20 at 100.00	BB+	1,016,790
	Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/40
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/21 at 100.00	BB–	2,118,080
	Charter School, Inc. Projects, Series 2011A, 7.625%, 6/15/41
4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/23 at 100.00	N/R	4,188,880
	Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44
2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	11/22 at 100.00	N/R	2,565,650
	Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32
870	Grand Hampton Community Development District, Florida, Capital Improvement Revenue Bonds,	11/14 at 100.00	N/R	866,746
	Series 2005, 5.500%, 5/01/36
2,000	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special	5/24 at 100.00	N/R	1,987,280
	Assessment, Refunding Series 2014, 5.250%, 5/01/32
2,755	Hawks Point Community Development District, Florida, Special Assessment Revenue Bonds, Series	5/17 at 100.00	N/R	2,789,961
	2007A, 5.300%, 5/01/39
3,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	3,259,170
	Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27
1,000	Lake County, Florida, Industrial Development Revenue Bonds, Crane’s View Lodge Project, Series	No Opt. Call	N/R	983,730
	2012A, 7.125%, 11/01/42
1,000	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds,	11/22 at 100.00	N/R	1,014,000
	Series 2012, 5.750%, 11/01/42
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	2,010,420
	Community Charter Schools, Series 2007A, 5.375%, 6/15/37
1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds,	5/17 at 100.00	BB+	1,031,680
	Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series
	2007, 5.000%, 11/15/22
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 18.070%,	10/18 at 100.00	AA	1,244,320
	10/01/38 – AGC Insured (Alternative Minimum Tax) (IF) (6)
1,250	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust	10/20 at 100.00	AA	1,702,800
	11834, 17.855%, 10/01/33 – AGM Insured (IF)
1,920	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A,	5/16 at 100.00	N/R	1,948,992
	5.200%, 5/01/37
2,175	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,212,736
	Gardens, Series 2004A, 5.900%, 5/01/35
1,000	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005,	5/15 at 101.00	N/R	927,170
	5.450%, 5/01/36
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of
	Boca Raton Project, Series 2014A:
495	7.000%, 6/01/29	6/22 at 102.00	N/R	550,173
3,110	7.500%, 6/01/49	6/22 at 102.00	N/R	3,455,552
3,315	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	1/15 at 100.00	N/R	3,315,066
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
1,550	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A,	5/16 at 100.00	N/R	1,564,012
	5.300%, 5/01/36
4,450	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	11/14 at 100.00	N/R	4,322,063
	Series 2004, 5.750%, 5/01/35
995	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	994,891
	6.000%, 5/01/37
1,000	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	1,069,210
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
1,925	Reunion West Community Development District, Florida, Special Assessment Bonds, Series	5/22 at 100.00	N/R	1,956,378
	2004A-1, 6.250%, 5/01/36
1,000	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series	11/14 at 100.00	N/R	999,950
	2005, 5.350%, 5/01/36
1,250	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	1,289,063
	Series 2007, 6.750%, 5/01/38
1,125	Sweetwater Creek Community Development District, Saint John’s County, Florida, Capital	5/17 at 100.00	N/R	1,125,608
	Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38
1,250	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	917,300
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
2,515	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	1,504,473
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
1,540	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	682,513
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,
	Series 2007-3:
120	6.375%, 5/01/17 (4)	No Opt. Call	N/R	1
1,360	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	14
2,845	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/17 at 100.00	N/R	28
	2007A-2, 5.250%, 5/01/39 (4)
	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing
	ParcelSeries 2007-1. RMKT:
5	6.375%, 5/01/17 (4)	No Opt. Call	N/R	5,034
120	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	122,550
735	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/17 at 100.00	N/R	668,630
	ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39 (4)
	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding
	Series 2012A-1:
130	6.375%, 5/01/17	No Opt. Call	N/R	128,339
545	5.250%, 5/01/39	5/17 at 100.00	N/R	538,406
2,365	6.650%, 5/01/40	5/17 at 100.00	N/R	2,405,369
4,700	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/15 at 100.00	BB	4,724,204
	5.400%, 5/01/37
	Tolomato Community Development District, Florida, Special Assessment Bonds,
	Southern/Forbearance Parcel Series 2007-2:
530	6.375%, 5/01/17 (4)	No Opt. Call	N/R	331,160
5,510	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	3,234,535
1,000	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Series	5/16 at 100.00	N/R	1,000,130
	2006, 5.250%, 5/01/37
1,000	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment	11/28 at 100.00	N/R	1,089,500
	Bonds, Area One Project, Series 2013, 6.500%, 11/01/43
1,000	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006,	5/15 at 100.00	N/R	997,720
	5.500%, 5/01/37
99,130	Total Florida			92,939,525
	Georgia – 1.8% (1.5% of Total Investments)
1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	A–	1,014,690
	Trestletree Village Apartments, Series 2013A, 5.000%, 11/01/48
950	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	1,118,046
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	B+	1,556,450
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,150	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	B+	1,206,235
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
1,880	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy	10/23 at 100.00	N/R	1,995,263
	Project, Series 2013A, 7.125%, 10/01/43
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series	4/23 at 100.00	N/R	957,400
	2013A, 6.500%, 4/01/43
1,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue	7/17 at 100.00	N/R	957,400
	Bonds, Lenbrook Project, Series 2006A, 5.125%, 7/01/37
1,140	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue	No Opt. Call	N/R	1,134,471
	Bonds, Lenbrook Project, Series 2006B, 7.300%, 7/01/42
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
392	5.500%, 7/15/23 (7)	7/21 at 100.00	N/R	357,211
767	5.500%, 7/15/30 (7)	7/21 at 100.00	N/R	699,154
842	5.500%, 1/15/36 (7)	7/21 at 100.00	N/R	767,550
11,371	Total Georgia			11,763,870
	Guam – 0.5% (0.5% of Total Investments)
2,445	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	11/19 at 100.00	BB–	2,704,194
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
330	6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	368,155
500	6.125%, 10/01/43 – AGM Insured (Alternative Minimum Tax)	10/23 at 100.00	AA	568,290
3,275	Total Guam			3,640,639
	Hawaii – 0.4% (0.4% of Total Investments)
897	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui,	2/17 at 100.00	N/R	877,741
	Series 2007, 5.500%, 1/01/37
1,655	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	7/19 at 100.00	Baa1	1,901,992
	Company, Inc. and Subsidiary Projects, Series 2009, 6.500%, 7/01/39
2,552	Total Hawaii			2,779,733
	Idaho – 0.1% (0.1% of Total Investments)
500	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Tender	3/22 at 100.00	A–	619,860
	Option Bond Trust 1102, 17.265%, 3/01/47 – AGM Insured (IF) (6)
	Illinois – 9.6% (8.4% of Total Investments)
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/22 at 100.00	AA	1,020,770
	2012A, 5.000%, 12/01/42 – AGM Insured
1,887	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	No Opt. Call	N/R	1,861,715
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
2,775	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	1/15 at 100.00	N/R	2,093,099
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
3,500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	3,580,605
	Corporation Project, Series 2010, 6.500%, 10/15/40
2,180	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011,	7/21 at 100.00	N/R	2,403,733
	8.250%, 7/01/41
1,000	Gilberts, Kane County, Illinois, Special Tax Bonds, Service Area 15, Refunding Series 2014,	3/24 at 100.00	AA	1,035,780
	5.000%, 3/01/35 – AGM Insured
1,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010,	5/15 at 100.00	BBB–	1,008,280
	5.500%, 5/15/23
3,370	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	12/16 at 100.00	BBB+	3,372,325
	Series 2007, 5.000%, 12/01/36
1,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	1,023,030
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A:
500	7.750%, 5/15/30	5/20 at 100.00	N/R	510,030
1,625	8.000%, 5/15/46	5/20 at 100.00	N/R	1,644,110
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	11/14 at 100.00	N/R	500,170
	7.000%, 5/15/18
3,055	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/42	9/24 at 100.00	BBB	3,091,080
1,100	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	1,181,037
	5.625%, 1/01/37
500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	495,005
	2006A, 5.000%, 4/01/31
1,500	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	1,600,020
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	1,014,670
	5.750%, 5/15/38
2,500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust	11/17 at 100.00	A	3,087,400
	4702, 20.296%, 11/15/37 (IF) (6)
2,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,586,343
1,770	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	Baa1	1,923,902
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB+	2,290,420
3,850	7.000%, 8/15/44	8/19 at 100.00	BBB+	4,411,985
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA	541,640
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 3908:
250	21.900%, 2/15/19 – AGM Insured (IF) (6)	No Opt. Call	AA	390,040
1,685	21.885%, 2/15/19 – AGM Insured (IF) (6)	No Opt. Call	AA	2,628,162
6,020	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois	12/14 at 100.00	Ca	4,876,140
	IV LLC, Fullerton Village Project, Series 2004A, 5.125%, 6/01/35 (4)
200	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	3/22 at 100.00	A–	202,954
1,105	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	615,706
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
2,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	CCC–	1,322,700
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
285	5.250%, 1/01/25	1/16 at 100.00	D	99,750
1,175	5.250%, 1/01/36	1/16 at 100.00	D	411,250
1,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/18 at 100.00	N/R	297,628
	Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)
981	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge	3/15 at 102.00	N/R	995,627
	Lakes Project, Series 2005-2, 6.000%, 3/01/35
1,888	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series	3/16 at 100.00	N/R	1,909,957
	2004A, 6.200%, 3/01/34
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	932,464
	2010, 6.000%, 6/01/28
1,000	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B,	12/23 at 100.00	N/R	1,043,840
	7.000%, 12/01/33
1,000	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	BB+	1,080,320
	Inc., Series 2013, 7.125%, 11/01/43
920	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite	9/14 at 100.00	N/R	922,042
	City Project, Series 2009B, 7.750%, 3/01/22
750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	791,100
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
963	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	962,942
	Series 2006, 6.000%, 3/01/36
895	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	648,293
	Revenue Bonds, Series 2007, 6.000%, 1/01/26
817	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2005-108 Autumn Creek Project,	3/16 at 102.00	N/R	765,415
	Series 2006, 6.000%, 3/01/36
65,177	Total Illinois			64,173,479
	Indiana – 3.5% (3.1% of Total Investments)
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	1/15 at 100.00	N/R	6,384,232
	6.650%, 1/15/24
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option	No Opt. Call	AA	1,738,770
	Bond Trust 10-77W, 18.860%, 4/01/30 – AMBAC Insured (IF) (6)
1,250	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	A	2,017,000
	Guaranteed, Tender Option Bond Trust 2882, 17.980%, 4/15/17 (IF) (6)
2,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	BB–	2,009,540
	Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)
500	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health	8/20 at 100.00	BBB+	516,825
	Services, Series 2010, 5.500%, 8/15/45
	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender Option Bond Trust 3611:
1,290	17.915%, 6/01/17 (IF) (6)	No Opt. Call	Aa2	1,675,968
1,250	18.910%, 6/01/17 (IF) (6)	No Opt. Call	Aa2	1,760,000
1,000	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+	1,192,280
	Health, Tender Option Bond Trust 3301, 18.262%, 11/15/30 (IF) (6)
1,000	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series	11/23 at 100.00	N/R	1,096,180
	2013, 7.250%, 11/01/43 (Alternative Minimum Tax)
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	1,043,960
	Apartments, Series 2005A, 7.500%, 7/01/35
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
250	5.700%, 9/01/37	9/17 at 100.00	N/R	248,148
4,050	5.800%, 9/01/47	9/17 at 100.00	N/R	4,022,541
20,950	Total Indiana			23,705,444
	Iowa – 1.1% (1.0% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,035,040
	5.500%, 7/01/25
2,520	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project,	8/22 at 100.00	BBB–	2,525,494
	Series 2012, 4.750%, 8/01/42
2,130	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	2,253,178
	Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
1,000	5.375%, 6/01/38	6/15 at 100.00	B+	820,760
1,220	5.625%, 6/01/46	6/15 at 100.00	B+	1,014,918
7,870	Total Iowa			7,649,390
	Kentucky – 0.1% (0.1% of Total Investments)
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	565,130
	Medical Health System, Series 2010A, 6.000%, 6/01/30
	Louisiana – 3.9% (3.4% of Total Investments)
2,350	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	2,499,907
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
8,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB	9,468,320
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
940	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R	952,229
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
	Louisiana Local Government Environmental Facilities and Community Development Authority,
	Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
7,000	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	4,548,950
1,115	6.000%, 12/15/37	12/14 at 100.00	N/R	619,996
100	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	N/R	55,605
	Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14
500	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/20 at 100.00	BBB	575,490
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
	Louisiana Local Government Environmental Facilities and Community Development Authority,
	Revenue Bonds, Woman’s Hospital Foundation Project, Tender Option Bonds Trust 1012:
750	20.765%, 10/01/40 (IF) (6)	10/20 at 100.00	A–	1,077,000
750	20.753%, 10/01/40 (IF) (6)	10/20 at 100.00	A–	1,076,798
1,000	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	1,062,440
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
2,000	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	2,182,860
	Project, Series 2011A, 7.750%, 12/15/31
2,110	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy	12/23 at 100.00	N/R	2,232,528
	Foundation Project, Series 2013A, 8.125%, 12/15/33
27,115	Total Louisiana			26,352,123
	Maine – 0.5% (0.4% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	8/14 at 100.00	Baa2	3,203,019
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34
	Maryland – 1.0% (0.8% of Total Investments)
1,155	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	1,165,002
	9/01/39 – SYNCORA GTY Insured
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	468,590
	Center, Series 2006A, 5.000%, 12/01/31 (4)
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,171,475
	Center, Series 2006B, 5.250%, 12/01/31
4,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/14 at 100.00	B3	3,620,760
	University of Maryland – Baltimore, Series 2003A, 5.750%, 10/01/33
8,655	Total Maryland			6,425,827
	Massachusetts – 0.1% (0.1% of Total Investments)
90	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/14 at 100.00	Caa3	67,330
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (9)
414	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	1/15 at 100.00	D	212,545
	Services Inc., Series 2012A, 6.000%, 2/15/43 (4), (7)
333	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	1/15 at 16.59	D	3
	Services Inc., Series 2012B, 0.000%, 2/15/43 (4), (7)
475	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	1/15 at 103.00	D	5
	Services Inc., Series 2012C, 0.000%, 2/15/43 (4)
480	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/15 at 100.00	N/R	480,514
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
1,792	Total Massachusetts			760,397
	Michigan – 3.3% (2.9% of Total Investments)
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
1,015	5.500%, 5/01/21	11/14 at 100.00	B–	948,822
10	5.500%, 5/01/21 – ACA Insured	11/14 at 100.00	B–	9,348
4,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	4,162,680
	5.250%, 11/01/35
565	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/22 – SYNCORA GTY	10/14 at 100.00	Caa3	414,049
	Insured (4)
750	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/19 – AMBAC Insured (4)	No Opt. Call	Caa3	722,700
	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital
	Obligated Group, Series 2007A:
1,000	4.875%, 8/15/27 (Pre-refunded 8/15/17)	8/17 at 100.00	N/R (5)	1,120,110
1,000	5.000%, 8/15/38 (Pre-refunded 8/15/17)	8/17 at 100.00	N/R (5)	1,123,850
980	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope	4/21 at 100.00	BB	1,099,491
	Academy Project, Series 2011, 8.125%, 4/01/41
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur	7/21 at 100.00	B	967,830
	Academy Project, Series 2011, 8.000%, 7/15/41
1,710	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,663,830
	Montessori Academy, Series 2007, 6.500%, 12/01/37
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler	11/15 at 100.00	BBB	1,016,520
	Park Academy Project, Series 2008, 6.500%, 11/01/35
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	949,950
	Public School Academy, Series 2007, 5.000%, 9/01/36
925	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David	6/17 at 100.00	N/R	926,582
	Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,539,915
	Series 2005A, 6.750%, 11/15/38
1,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	999,800
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
985	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton	No Opt. Call	N/R	995,431
	Renewables, LLC ? Sauk Trail Hills Project, Series 2014, 6.750%, 7/01/22 (Alternative
	Minimum Tax)
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,290,950
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
1,000	5.500%, 11/01/30	11/15 at 100.00	BB	946,470
500	5.500%, 11/01/35	11/15 at 100.00	BB	458,920
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	11/15 at 100.00	BB	500,175
21,440	Total Michigan			21,857,423
	Minnesota – 0.9% (0.8% of Total Investments)
1,000	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	1,017,830
	2005B, 6.000%, 5/01/30
1,000	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul	10/22 at 100.00	BBB–	927,260
	Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/16 at 100.00	N/R	1,111,341
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
3,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	3,121,920
	Series 2005, 6.000%, 11/15/35
6,100	Total Minnesota			6,178,351
	Mississippi – 0.3% (0.2% of Total Investments)
783	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	741,911
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,123,510
	Project, Series 2008A, 6.500%, 9/01/32
1,783	Total Mississippi			1,865,421
	Missouri – 2.0% (1.8% of Total Investments)
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,079,900
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
2,000	Joplin Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Joplin	4/23 at 100.00	N/R	2,097,180
	Recovery TIF Redevelopment Project, Series 2013B, 5.875%, 4/01/36
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	6,077,796
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB) (6)
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series	6/15 at 103.00	N/R	1,026,058
	2007A, 5.350%, 6/15/32
985	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone	9/20 at 100.00	N/R	991,974
	Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B,
	7.000%, 9/01/35
1,784	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	9/14 at 100.00	N/R	1,679,172
	Project, Series 2008A, 6.300%, 8/22/26
732	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	12/14 at 100.00	N/R	667,174
	Projects, Series 2007A, 6.000%, 3/27/26
13,536	Total Missouri			13,619,254
	Nebraska – 1.8% (1.6% of Total Investments)
1,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	1,048,030
6,485	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+	11,333,770
	Tender Option Bond Trust 11673, 20.414%, 8/01/40 – AMBAC Insured (IF)
7,485	Total Nebraska			12,381,800
	Nevada – 0.9% (0.8% of Total Investments)
2,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	No Opt. Call	Aa1	3,433,400
	Tender Option Bond Trust Series 2010-11836, 18.035%, 6/01/16 (IF)
	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax
	Revenue Bonds Series 2008A:
750	6.500%, 6/15/20	6/18 at 100.00	B1	805,943
1,500	6.750%, 6/15/28	6/18 at 100.00	B1	1,568,040
4,750	Total Nevada			5,807,383
	New Jersey – 2.3% (2.0% of Total Investments)
2,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/22 at 101.00	B	2,172,072
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
1,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	B	1,685,165
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	1,092,550
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.875%, 6/01/42
600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (5)	776,316
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
5,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	5,321,160
	University Hospital, Series 2007, 5.750%, 7/01/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s
	Healthcare System Obligated Group Issue, Series 2008:
1,000	6.000%, 7/01/18	No Opt. Call	BBB–	1,095,940
2,000	6.625%, 7/01/38	7/18 at 100.00	BBB–	2,164,380
945	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA	1,026,676
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
14,425	Total New Jersey			15,334,259
	New Mexico – 0.8% (0.7% of Total Investments)
1,000	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.500%, 9/01/23	No Opt. Call	N/R	986,340
1,000	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006,	9/16 at 100.00	N/R	829,600
	6.000%, 9/01/32 (4)
1,210	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue	10/23 at 100.00	N/R	1,277,978
	Bonds, Series 2013, 7.250%, 10/01/43
470	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series	10/17 at 100.00	N/R	484,124
	2007, 7.000%, 10/01/37
965	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB–	1,014,292
	Project, Series 2010A, 5.875%, 7/01/30
1,020	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds,	10/24 at 100.00	N/R	1,069,572
	Series 2014, 6.750%, 10/01/33
5,665	Total New Mexico			5,661,906
	New York – 1.9% (1.7% of Total Investments)
1,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,116,910
	Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
935	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	984,349
1,000	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,098,660
1,000	8.000%, 8/01/28	8/16 at 101.00	N/R	1,105,880
1,000	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,104,720
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
1,500	5.750%, 10/01/37 (10)	10/17 at 100.00	N/R	567,855
5,000	5.875%, 10/01/46 (11)	10/17 at 102.00	N/R	1,892,850
1,030	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	989,181
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
500	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority	12/21 at 100.00	AA–	673,740
	Consolidated Bonds, Tender Option Bonds Trust 1190, 18.190%, 12/15/41 (IF) (6)
1,375	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,	1/20 at 100.00	A–	1,517,313
	Bank of America Tower at One Bryant Park Project, Series 2010, 6.375%, 7/15/49
	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,
	Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704:
250	18.375%, 1/15/44 (IF) (6)	1/20 at 100.00	AA+	317,000
625	18.375%, 1/15/44 (IF) (6)	1/20 at 100.00	AA+	792,500
530	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	609,686
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
15,745	Total New York			12,770,644
	North Carolina – 2.1% (1.8% of Total Investments)
1,970	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R (5)	2,257,226
	2007, 5.250%, 10/01/38 (Pre-refunded 10/01/17)
940	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	No Opt. Call	AA–	1,243,235
	Carolinas HealthCare System, Tender Option Bond Trust 11963, 19.013%, 1/15/19 (IF)
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	1,000,440
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)
5,250	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/16 at 100.00	N/R	5,283,233
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
1,000	6.000%, 6/01/31	6/18 at 100.00	BBB	1,073,860
1,000	6.125%, 6/01/35	6/18 at 100.00	BBB	1,072,740
960	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/16 at 100.00	AA+	1,859,482
	2008, Tender Option Bonds Trust 3248, 27.488%, 10/01/21 (IF)
12,120	Total North Carolina			13,790,216
	Ohio – 3.4% (3.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,500	5.875%, 6/01/30	6/17 at 100.00	B	3,663,225
5,875	5.750%, 6/01/34	6/17 at 100.00	B	4,688,250
1,000	5.875%, 6/01/47	6/17 at 100.00	B	782,310
3,455	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	2,874,871
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
2,050	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	5/15 at 101.00	BBB+	2,034,461
	Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
2,000	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB–	2,168,080
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
1,270	Medina County Port Authority, Ohio, Development Revenue Bond, Fiber Network Project, Series	12/20 at 100.00	A+	1,407,414
	2010B, 6.000%, 12/01/30
1,250	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	1,801,600
	Obligated Group, Tender Option Bond Trust 3551, 20.305%, 1/01/17 (IF)
500	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35	4/15 at 100.00	BBB–	510,975
	(Alternative Minimum Tax)
3,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	8/14 at 100.00	B–	3,004,410
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
6,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	197,400
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)
30,900	Total Ohio			23,132,996
	Oklahoma – 0.7% (0.6% of Total Investments)
2,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	2,317,600
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
940	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	957,710
	7.000%, 1/01/35
1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	N/R	1,526,100
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
4,440	Total Oklahoma			4,801,410
	Pennsylvania – 2.4% (2.1% of Total Investments)
500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	BB–	555,295
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
905	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	893,018
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	2,030,738
	Immaculata University, Series 2005, 5.750%, 10/15/37
1,410	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	1,467,387
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
185	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA	263,085
	Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.329%,
	8/01/38 (IF) (6)
4,114	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/14 at 100.00	B–	4,121,049
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	4/19 at 100.00	AA+	1,188,520
	Trust 4657, 16.362%, 10/01/29 (IF) (6)
2,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva	1/23 at 100.00	N/R	2,636,425
	Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33
395	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA (5)	469,770
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
500	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	BB+	509,400
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/36
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	BB+	1,067,000
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23
845	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	822,726
15,354	Total Pennsylvania			16,024,413
	Rhode Island – 0.6% (0.6% of Total Investments)
1,000	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds,	1/21 at 100.00	N/R	1,141,430
	Tockwotton Home, Series 2011, 8.375%, 1/01/46
1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%,	12/17 at 100.00	A	1,086,420
	12/01/28 (Alternative Minimum Tax)
2,035	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/14 at 100.00	BBB–	2,034,898
	Series 2002A, 6.250%, 6/01/42
4,035	Total Rhode Island			4,262,748
	South Carolina – 0.9% (0.8% of Total Investments)
4,000	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	11/17 at 100.00	N/R	1,989,000
	Series 2007A, 7.750%, 11/01/39 (4)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	1,727,895
	Series 2007B, 7.700%, 11/01/17 (4)
1,000	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,	11/24 at 100.00	N/R	1,018,970
	Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA	1,438,338
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
9,727	Total South Carolina			6,174,203
	Tennessee – 1.6% (1.4% of Total Investments)
3,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,428,880
	Mountain States Health Alliance, Refunding Series 2010A, 6.500%, 7/01/38
6,024	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,842,963
965	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	7/17 at 100.00	N/R	733,439
	Rutland Place, Series 2007A, 6.300%, 7/01/37
9,989	Total Tennessee			11,005,282
	Texas – 7.8% (6.9% of Total Investments)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	2,022,320
	Series 2006B, 5.750%, 1/01/34
670	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier	1/15 at 100.00	N/R	676,613
	Series 2001C, 9.750%, 1/01/26
4,005	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	CCC	370,463
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (4)
1,000	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District	9/22 at 103.00	N/R	1,004,500
	Phase 1 Project, Series 2014, 7.000%, 9/01/40
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,000	6.750%, 1/01/41	1/21 at 100.00	Baa3	1,153,320
250	6.000%, 1/01/41	1/21 at 100.00	Baa2	279,315
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
2,100	8.750%, 2/15/28	2/18 at 100.00	B+	2,188,891
2,000	9.000%, 2/15/38	2/18 at 100.00	B+	2,093,680
2,910	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BB+	3,030,765
	Series 2008A, 6.500%, 8/15/38
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25 (Pre-refunded 9/01/14)	9/14 at 100.00	N/R (5)	1,850,304
6,600	7.125%, 9/01/34 (Pre-refunded 9/01/14)	9/14 at 100.00	N/R (5)	6,637,620
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
450	6.625%, 9/01/31	9/23 at 100.00	N/R	526,491
1,000	6.375%, 9/01/42	9/23 at 100.00	N/R	1,122,230
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/14 at 100.00	BB+	585,866
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
2,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	11/14 at 100.00	AA–	2,000,718
	5.250%, 11/15/30 – NPFG Insured
960	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	912,192
	6.000%, 2/15/36
945	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds,	1/16 at 100.00	N/R	961,235
	Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39
1,980	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area	7/22 at 100.00	N/R	2,032,292
	Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012,
	8.250%, 7/01/32 (7)
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	2/16 at 100.00	N/R	1,335,254
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	No Opt. Call	BBB–	1,008,400
	Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi
	Project, Series 2014A, 5.000%, 4/01/44
335	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	372,587
	5.750%, 1/01/38
2,250	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA+	3,506,490
	11946, 19.980%, 3/01/19 (IF)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/14 at 100.00	C	185,000
	LLC Project, Series 2003B, 6.150%, 8/01/22 (4)
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,308,650
	2012, 5.000%, 12/15/31
2,810	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	3,306,274
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,199,440
4,500	7.000%, 6/30/40	6/20 at 100.00	Baa3	5,357,475
920	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue	12/14 at 100.00	BB+	920,635
	Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34
550	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BB+	623,018
	Manor, Series 2010, 7.000%, 11/01/30
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	11/14 at 100.00	C	31,450
	Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax) (4)
54,330	Total Texas			52,603,488
	Utah – 1.9% (1.6% of Total Investments)
	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster
	Academy, Series 2008A:
1,330	6.250%, 6/15/28	6/17 at 100.00	N/R	1,338,539
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,440,253
1,690	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	1,807,928
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,980	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High	5/21 at 100.00	N/R	2,161,427
	School, Series 2011A, 8.125%, 5/15/31
5,550	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	5,686,197
	2007A, 5.800%, 6/15/38
11,980	Total Utah			12,434,344
	Vermont – 0.2% (0.2% of Total Investments)
1,155	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School	1/21 at 100.00	Ba1	1,207,633
	Project, Series 2011A, 6.250%, 1/01/41
	Virgin Islands – 0.1% (0.1% of Total Investments)
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	462,815
	Series 2009A, 6.750%, 10/01/37
	Virginia – 0.3% (0.2% of Total Investments)
826	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds,	3/15 at 101.00	N/R	533,067
	Series 2003B, 6.250%, 3/01/18 (12)
1,000	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds,	11/14 at 100.00	BB–	1,004,680
	Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
100	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	111,870
130	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	140,188
2,056	Total Virginia			1,789,805
	Washington – 2.9% (2.6% of Total Investments)
500	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	765,180
	Services Project, Tender Option Bond Trust 11-14W-B, 19.573%, 6/01/39 (IF) (6)
2,415	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,724,027
	Services Project, Tender Option Bond Trust 2009-14A&B, 19.663%, 6/01/34 (IF) (6)
3,600	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	1/18 at 100.00	N/R	3,375,252
1,000	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue	6/17 at 100.00	N/R	1,000,690
	Bonds, Series 2007, 5.600%, 6/01/37 (Alternative Minimum Tax)
410	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/15 at 100.00	N/R	411,300
	Series 2013, 5.750%, 4/01/43
9,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	9,269,820
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
15	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	15,596
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella	No Opt. Call	N/R	1,047,140
	Project, Series 2012A, 6.750%, 10/01/47
17,940	Total Washington			19,609,005
	West Virginia – 0.4% (0.4% of Total Investments)
1,491	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial	No Opt. Call	N/R	1,500,945
	Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44
900	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	921,150
	Economic Development, Series 2006B, 5.625%, 3/01/36
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	6/17 at 100.00	N/R	516,545
	Financing District, Series 2007A, 5.850%, 6/01/34
2,891	Total West Virginia			2,938,640
	Wisconsin – 3.2% (2.8% of Total Investments)
30	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	33,477
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/14 at 101.00	N/R (5)	569,437
	2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)
2,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/18 at 102.00	N/R	1,967,380
	2006, 7.000%, 12/01/26
1,650	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson	7/19 at 100.00	BBB–	1,824,884
	Classical Academy of Mooresboro, North Carolina, Series 2011, 7.125%, 7/01/42
830	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood	No Opt. Call	N/R	813,724
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A, 6.250%, 12/01/42
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community	No Opt. Call	AA–	1,269,480
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 19.000%, 4/01/17 (IF) (6)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
5,995	5.250%, 8/15/26 (UB)	8/16 at 100.00	A–	6,419,206
4,500	5.250%, 8/15/34 (UB)	8/16 at 100.00	A–	4,597,515
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,630,020
	Healthcare System, Series 2006A, Trust 2187, 17.030%, 8/15/34 (IF)
2,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary	6/22 at 100.00	N/R	2,377,760
	North Carolina, Series 2012A, 8.625%, 6/01/47
20,055	Total Wisconsin			21,502,883
$ 766,622	Total Municipal Bonds (cost $700,833,990)			754,630,886

Shares	Description (1)				Value
	COMMON STOCKS – 1.3% (1.2% of Total Investments)

	Airlines – 1.3% (1.2% of Total Investments)
$ 227,514	American Airlines Group Inc. (13)				$ 8,838,919
	Total Common Stocks (cost $6,316,916)				8,838,919

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 26	Las Vegas Monorail Company, Senior Interest Bonds (7), (14)	5.500%	7/15/19	N/R	$ 4,747
7	Las Vegas Monorail Company, Senior Interest Bonds (7), (14)	3.000%	7/15/55	N/R	964
$ 33	Total Corporate Bonds (cost $2,343)				5,711
	Total Long-Term Investments (cost $707,153,249)				763,475,516
	Floating Rate Obligations – (2.0)%				(13,280,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (13.0)% (15)				(87,000,000)
	Other Assets Less Liabilities – 1.3%				8,197,699
	Net Assets Applicable to Common Shares – 100%				$ 671,393,215

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$749,768,666	$4,862,220	$754,630,886
Common Stocks	8,838,919	—	—	8,838,919
Corporate Bonds	—	—	5,711	5,711
Total	$8,838,919	$749,768,666	$4,867,931	$763,475,516

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $697,069,867.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 86,384,233
Depreciation	(33,258,514)
Net unrealized appreciation (depreciation) of investments	$ 53,125,719

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as
Level 3.
(8)	On June 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on the security, and therefore reduced the security's interest rate of accrual from 7.250%
to 1.813%.
(9)	On September 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 6.500%
to 5.200%.
(10)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.750%
to 2.300%.
(11)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.875%
to 2.350%.
(12)	On September 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 6.250%
to 4.688%.
(13)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(14)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(15)	Variable Rate MuniFund Preferred Shares, at Liquidation Value as a percentage of Total Investments is 11.4%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014